Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Income Tax Expense [Abstract]
(Loss) Income before taxes	$ (1,895,608)	$ (156,215)	$ 3,516,111
PRC EIT tax rates	25.00%	25.00%	15.00%
Tax at the PRC EIT tax rates	$ (473,902)	$ (39,054)	$ 527,417
Difference due to preferential tax	98,221	(19,006)
Rate differences in various jurisdictions	118,435	78,051	82,748
Tax effect of R&D expenses deduction	(325,032)	(335,883)	(382,617)
Tax effect of non-taxable investment income and government grant	(49,527)	(41,319)	(37,514)
Tax effect of non-deductible expenses	27,083	41,415	30,820
Changes in valuation allowance	109,915	17,186
Income tax (benefits) expenses	$ (494,807)	$ (298,610)	$ 220,854